Commitments and Contingencies (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Future minimum payments under non-cancelable operating leases
2020	$ 2.5		$ 3.2
2021	2.8		2.8
2022	2.6		2.6
2023	2.3		2.4
2024	1.0		1.0
Thereafter	2.2		2.2
Less: sublease rental income	(3.4)		(3.7)
Future minimum payments under non-cancelable operating leases	10.0		10.5
Operating lease rent expense	1.4	$ 1.4	5.2	$ 3.7	$ 4.4
Obligations to purchase raw materials	$ 16.1		$ 12.6